Inventories - Summary of Inventories (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Inventory Disclosure [Abstract]
Raw materials	$ 1,672	$ 1,956
Work-in-process	552	949
Finished goods	4,784	4,505
Total inventories	$ 7,008	$ 7,410